Income Taxes (FY) (Details) - USD ($)			3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Jun. 30, 2019	Dec. 22, 2017	Aug. 31, 2018	Aug. 31, 2017	Dec. 31, 2018
Income Taxes [Abstract]
Operating Loss Carryforwards (in Dollars)							$ 2,970,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	21.00%	35.00%	21.00%	34.00%